United States Securities and Exchange Commission
Washington, DC 20549

Form N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number 811-23121

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado    80206
(Address of principal executive offices)   (Zip code)

Byron Hittle, 151 Detroit Street, Denver, Colorado  80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 07/01/17 - 06/30/18

Item 1. Proxy Voting Record.
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========== Protective Life Dynamic Allocation Series - Conservative  ===========
==========                         Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= Protective Life Dynamic Allocation Series - Growth Portfolio =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ Protective Life Dynamic Allocation Series - Moderate  =============
============                       Portfolio                       =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
--------------------------------------------------------------------------------

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By:/s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Clayton Street Trust
(Principal Executive Officer)

Date: August 23, 2018

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Clayton Street Trust
(Principal Executive Officer)

Date: August 23, 2018

By:/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date: August 23, 2018